Segment and Geographic Data, Selected Information by Reportable Segment (Details) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2020 USD ($)	Jun. 27, 2020 USD ($)	Mar. 28, 2020 USD ($)	Dec. 28, 2019 USD ($)	Sep. 28, 2019 USD ($)	Jun. 29, 2019 USD ($)	Mar. 30, 2019 USD ($)	Dec. 29, 2018 USD ($)	Sep. 26, 2020 USD ($) Segment	Sep. 28, 2019 USD ($)	Sep. 29, 2018 USD ($)
Segment and Geographic Data [Abstract]
Number of reporting segments | Segment									4
Selected Information by Reportable Segment [Abstract]
Net sales	$ 3,008	$ 2,910	$ 2,975	$ 2,816	$ 3,019	$ 1,937	$ 1,950	$ 1,972	$ 11,709	$ 8,878	$ 7,869
Operating income									1,179	974	761
Depreciation and amortization									845	613	538
Total assets	16,701				16,469				16,701	16,469
Consumer Packaging North America [Member]
Selected Information by Reportable Segment [Abstract]
Net sales											15
Engineered Materials [Member]
Selected Information by Reportable Segment [Abstract]
Net sales											10
Health, Hygiene & Specialties [Member]
Selected Information by Reportable Segment [Abstract]
Net sales											30
Operating Segment [Member] | Consumer Packaging International [Member]
Selected Information by Reportable Segment [Abstract]
Net sales									3,789	1,337	508
Operating income									273	62	58
Depreciation and amortization									315	106	31
Total assets	7,713				7,412				7,713	7,412
Operating Segment [Member] | Consumer Packaging North America [Member]
Selected Information by Reportable Segment [Abstract]
Net sales									2,560	2,333	2,170
Operating income									275	177	151
Depreciation and amortization									230	198	211
Total assets	3,320				3,848				3,320	3,848
Operating Segment [Member] | Engineered Materials [Member]
Selected Information by Reportable Segment [Abstract]
Net sales									2,766	2,460	2,364
Operating income									336	266	306
Depreciation and amortization									117	112	99
Total assets	2,017				1,848				2,017	1,848
Operating Segment [Member] | Health, Hygiene & Specialties [Member]
Selected Information by Reportable Segment [Abstract]
Net sales									2,594	2,748	2,827
Operating income									295	469	246
Depreciation and amortization									183	197	$ 197
Total assets	$ 3,651				$ 3,361				$ 3,651	$ 3,361